Shareholder Report, Holdings (Details) - WealthTrust DBS Long Term Growth ETF	Jan. 31, 2026
SPDR Bloomberg 3-12 Month [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
iShares Russell 1000 ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.72%
Vanguard Mid-Cap ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Alphabet, Inc. Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.67%
Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.95%
Invesco QQQ Trust Series ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.56%
Coherent Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.27%
Taiwan Semiconductor Manufacturing Co. Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.22%
SPDR Gold Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.94%
Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.06%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.53%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.87%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.39%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.41%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.27%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.83%
Large Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.29%
Metals Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.67%
Mid-Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Sector Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.88%
Short-Term Bonds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.12%
Small-Cap Funds Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.02%